Schedules of Investments ─ IQ 500 International ETF

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks — 98.0%
Australia - 5.2%
AGL Energy Ltd.	14,112	$124,191
Ampol Ltd.	12,024	241,429
Australia & New Zealand Banking Group Ltd.	18,185	330,812
BHP Group Ltd.	37,820	1,263,998
BlueScope Steel Ltd.	26,611	338,723
Brambles Ltd.	23,194	188,100
CIMIC Group Ltd.*	14,926	282,520
Commonwealth Bank of Australia	5,686	364,319
CSL Ltd.	900	187,629
Downer EDI Ltd.	116,266	460,298
Glencore PLC*	823,351	2,785,862
Metcash Ltd.	79,466	208,518
National Australia Bank Ltd.	17,923	323,709
Origin Energy Ltd.	56,554	205,674
Qantas Airways Ltd.*	107,227	370,215
Ramsay Health Care Ltd.	6,865	331,674
Rio Tinto PLC	14,400	1,105,173
Sonic Healthcare Ltd.	11,742	309,641
South32 Ltd.	113,921	222,011
Telstra Corp., Ltd.	135,955	325,452
Viva Energy Group Ltd.	191,903	256,930
Wesfarmers Ltd.	19,641	822,949
Westpac Banking Corp.	20,482	332,054
Woolworths Group Ltd.	21,214	665,055

Total Australia		12,046,936

Austria - 0.3%
OMV AG	10,233	431,890
voestalpine AG(a)	10,711	391,946

Total Austria		823,836

Belgium - 1.0%
Anheuser-Busch InBev SA/NV	22,032	1,391,332
bpost SA*	17,909	212,898
Etablissements Franz Colruyt NV	2,480	153,239
Solvay SA	2,910	332,465
Umicore SA	6,012	341,607

Total Belgium		2,431,541

Brazil - 0.1%
Yara International ASA	6,209	290,742

Canada - 6.1%
Air Canada*	18,716	293,314
Alimentation Couche-Tard, Inc., Class B	29,046	886,762
Bank of Montreal	3,520	262,102
Bank of Nova Scotia (The)	5,273	281,513
Barrick Gold Corp.	6,316	141,207
BCE, Inc.(a)	7,350	312,078
Bombardier, Inc., Class B*	754,308	360,192
Brookfield Asset Management, Inc., Class A	10,926	423,800
Canadian Imperial Bank of Commerce	2,549	217,457
Canadian National Railway Co.	2,578	261,382
Canadian Natural Resources Ltd.	17,682	399,885
Canadian Tire Corp., Ltd., Class A(a)	2,292	297,496
Cenovus Energy, Inc.(a)	152,145	899,209
CGI, Inc.*	3,990	320,150
Empire Co., Ltd., Class A	10,442	288,791
Enbridge, Inc.	26,245	882,606
George Weston Ltd.	5,986	433,727
Great-West Lifeco, Inc.	13,262	303,143
Imperial Oil Ltd.(a)	25,786	491,114
Loblaw Cos., Ltd.	8,720	421,512
Magna International, Inc.	12,892	908,884
Manulife Financial Corp.	15,477	279,990
Metro, Inc.	3,736	161,671
Nutrien Ltd.	8,961	441,789
Parkland Corp.	9,757	293,065
Pembina Pipeline Corp.	7,464	196,672
Power Corp. of Canada	15,210	354,457
Restaurant Brands International, Inc.	3,547	204,804
Rogers Communications, Inc., Class B	4,857	219,419
Royal Bank of Canada	4,927	399,189
Saputo, Inc.	6,192	162,525
SNC-Lavalin Group, Inc.(a)	10,084	167,113
Sun Life Financial, Inc.	4,990	230,858
Suncor Energy, Inc.	26,136	437,629
TC Energy Corp.	4,809	206,334
Teck Resources Ltd., Class B	23,373	427,409
TELUS Corp.	11,390	235,298
Thomson Reuters Corp.	2,253	183,898
Toronto-Dominion Bank (The)	6,505	368,979
WSP Global, Inc.	2,341	218,258

Total Canada		14,275,681

China - 0.4%
Wilmar International Ltd.	232,186	922,026

Denmark - 0.8%
Carlsberg AS, Class B	1,363	200,420
DSV PANALPINA A/S	2,272	356,127
ISS A/S*	17,788	307,992
Novo Nordisk A/S, Class B	5,404	375,508
Orsted A/S	1,585	302,139
Vestas Wind Systems A/S	1,751	381,548

Total Denmark		1,923,734

Finland - 1.1%
Kesko OYJ, Class B	10,626	276,264
Kone OYJ, Class B	2,381	187,793
Neste OYJ	5,590	395,796
Nokia OYJ*	123,938	596,868
Outokumpu OYJ*(a)	50,678	236,855
Stora Enso OYJ, Class R	20,165	367,477
UPM-Kymmene OYJ	7,401	265,159
Wartsila OYJ Abp	18,471	181,902

Total Finland		2,508,114

France - 12.5%
Air France-KLM*(a)	76,129	451,254
Air Liquide SA(a)	3,273	536,810
Airbus SE*	12,795	1,293,314
Arkema SA	2,480	275,685
Atos SE*	4,066	313,577
AXA SA	38,677	859,893
BNP Paribas SA*	15,946	770,650
Bollore SA	175,739	714,389
Bouygues SA	20,341	801,172
Bureau Veritas SA*	7,582	199,795
Capgemini SE	3,418	496,227
Carrefour SA	58,644	996,740
Casino Guichard Perrachon SA*(a)	11,735	399,192
Cie de Saint-Gobain*	21,334	1,064,739
Cie Generale des Etablissements Michelin	2,745	379,845
CNP Assurances*	24,561	373,586
Credit Agricole SA*	36,728	418,543
Danone SA	6,299	420,590
Eiffage SA*	4,618	420,444
Electricite de France SA*	106,441	1,329,360

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Elior Group SA	25,902	$163,793
Engie SA*	82,503	1,284,986
EssilorLuxottica SA	1,896	269,504
Faurecia SE*	7,183	378,299
Kering SA	422	277,672
L'Oreal SA	1,747	615,717
LVMH Moet Hennessy Louis Vuitton SE	2,378	1,439,605
Natixis SA*	45,359	172,098
Orange SA	54,513	642,675
Orpea*	1,562	216,525
Pernod Ricard SA	1,104	208,832
Publicis Groupe SA	9,865	512,478
Renault SA*	25,849	1,106,675
Rexel SA*	26,709	407,719
Safran SA*	4,356	550,908
Sanofi	7,665	718,437
Schneider Electric SE	3,877	569,695
Societe Generale SA*	15,691	294,294
Sodexo SA*	6,547	584,297
SPIE SA*	13,670	303,921
Suez SA	23,442	482,731
Teleperformance	655	215,014
Thales SA	3,693	332,818
TOTAL SE(a)	47,770	2,025,158
Valeo SA	13,407	502,327
Veolia Environnement SA	16,850	451,592
Vinci SA	14,917	1,387,834
Vivendi SA	14,863	457,205

Total France		29,088,614

Germany - 12.9%
adidas AG*	1,354	430,983
Allianz SE	3,708	840,244
Aurubis AG	4,022	310,770
BASF SE	33,968	2,634,119
Bayer AG	13,691	830,246
Bayerische Motoren Werke AG	18,886	1,606,352
Beiersdorf AG	1,295	142,132
Brenntag AG	6,476	509,354
CECONOMY AG*	120,941	779,470
Continental AG	8,222	1,156,216
Covestro AG	8,828	602,324
Daimler AG	41,143	2,905,107
Deutsche Bank AG*	36,050	366,538
Deutsche Lufthansa AG*(a)	56,755	733,990
Deutsche Post AG	35,959	1,782,850
Deutsche Telekom AG	85,185	1,521,322
E.ON SE	38,632	409,734
Evonik Industries AG	12,878	425,244
Fresenius Medical Care AG & Co. KGaA	7,635	619,621
Fresenius SE & Co. KGaA	14,853	663,511
Hannover Rueck SE	1,000	155,507
HeidelbergCement AG	6,678	495,062
Infineon Technologies AG	11,356	457,006
LANXESS AG	3,720	280,928
Merck KGaA	2,754	460,721
METRO AG	50,694	593,340
Muenchener Rueckversicherungs-Gesellschaft AG	1,641	436,211
ProSiebenSat.1 Media SE*(a)	16,404	298,141
RWE AG	11,530	496,717
Salzgitter AG*(a)	12,233	318,341
SAP SE	5,766	734,136
Siemens AG	13,220	2,054,842
Siemens Healthineers AG	11,762	661,325
Telefonica Deutschland Holding AG	56,683	155,702
thyssenkrupp AG*	95,127	1,110,163
TUI AG(a)	161,428	782,505
Uniper SE	35,405	1,243,091
United Internet AG	5,496	239,374

Total Germany		30,243,239

Hong Kong - 0.6%
AIA Group Ltd.	25,991	314,251
CLP Holdings Ltd.	17,676	165,730
Dairy Farm International Holdings Ltd.	30,894	133,153
Nine Dragons Paper Holdings Ltd.	161,207	249,487
WH Group Ltd.	298,688	242,684
Yue Yuen Industrial Holdings Ltd.	86,046	187,765

Total Hong Kong		1,293,070

Ireland - 0.3%
CRH PLC	16,344	678,245

Israel - 0.2%
Teva Pharmaceutical Industries Ltd.*	36,685	455,636

Italy - 2.7%
Assicurazioni Generali SpA	34,358	588,138
Atlantia SpA*	10,917	173,813
Autogrill SpA*(a)	31,702	168,541
Enel SpA	198,688	1,977,193
Eni SpA	98,207	996,491
Intesa Sanpaolo SpA*	132,147	289,817
Leonardo SpA	33,090	230,593
Poste Italiane SpA	52,275	512,898
Prysmian SpA	7,805	252,608
Saipem SpA(a)	73,873	194,574
Saras SpA*	160,006	105,457
Telecom Italia SpA	823,646	353,629
UniCredit SpA*	20,749	190,497
Unipol Gruppo SpA*	37,007	162,934

Total Italy		6,197,183

Japan - 28.0%
Aeon Co., Ltd.	31,712	992,297
AGC, Inc.	7,958	275,921
Aisin Seiki Co., Ltd.	13,029	398,853
Ajinomoto Co., Inc.	7,953	187,858
Alfresa Holdings Corp.	15,582	310,315
ANA Holdings, Inc.*	9,773	207,231
Asahi Group Holdings Ltd.	7,573	304,670
Asahi Kasei Corp.	36,175	402,367
Astellas Pharma, Inc.	12,744	206,020
Bridgestone Corp.	8,904	328,962
Brother Industries Ltd.	7,723	171,581
Canon, Inc.	23,627	517,810
Central Japan Railway Co.	1,608	227,312
Chubu Electric Power Co., Inc.	22,176	271,441
Chugoku Electric Power Co., Inc. (The)	11,340	139,618
Coca-Cola Bottlers Japan Holdings, Inc.(a)	5,749	87,035
Cosmo Energy Holdings Co., Ltd.	16,102	356,045
Dai Nippon Printing Co., Ltd.	10,499	180,507
Dai-ichi Life Holdings, Inc.	26,027	394,277
Daiichi Sankyo Co., Ltd.	6,148	197,603
Daikin Industries Ltd.	1,881	397,149
Denso Corp.	14,727	816,846
Dentsu Group, Inc.	9,690	306,818
DIC Corp.	5,347	131,000
East Japan Railway Co.	5,543	364,786
ENEOS Holdings, Inc.	242,373	980,882

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Fast Retailing Co., Ltd.	587	$503,599
Fuji Media Holdings, Inc.	12,720	147,617
FUJIFILM Holdings Corp.	3,982	227,711
Fujitsu Ltd.	6,688	1,023,370
Hakuhodo DY Holdings, Inc.	22,698	328,237
Hankyu Hanshin Holdings, Inc.	3,596	115,922
Hanwa Co., Ltd.	14,795	381,551
Hino Motors Ltd.	31,716	272,946
HIS Co., Ltd.*	11,462	196,079
Hitachi Ltd.	26,765	1,100,818
Honda Motor Co., Ltd.	37,384	987,135
Idemitsu Kosan Co., Ltd.	15,331	359,351
IHI Corp.	11,154	194,432
Isetan Mitsukoshi Holdings Ltd.	22,029	135,084
Isuzu Motors Ltd.	23,999	229,228
ITOCHU Corp.(a)	81,835	2,343,000
Japan Airlines Co., Ltd.*	11,018	196,060
Japan Post Holdings Co., Ltd.	69,021	548,437
Japan Post Insurance Co., Ltd.	18,933	371,264
Japan Tobacco, Inc.	15,559	308,743
JFE Holdings, Inc.*	60,977	529,424
JTEKT Corp.	20,346	179,761
Kajima Corp.	27,733	371,115
Kansai Electric Power Co., Inc. (The)	32,509	318,274
Kao Corp.	2,245	162,904
Kawasaki Heavy Industries Ltd.*	9,816	207,674
Kawasaki Kisen Kaisha Ltd.*	16,787	293,586
KDDI Corp.	24,027	706,616
Kintetsu Group Holdings Co., Ltd.	3,342	140,135
Kirin Holdings Co., Ltd.	10,615	227,721
Kobe Steel Ltd.*	65,388	304,159
Komatsu Ltd.	14,805	404,788
Konica Minolta, Inc.	36,544	158,121
Kubota Corp.	13,923	305,736
Kyocera Corp.	3,841	245,770
Kyushu Electric Power Co., Inc.	26,879	248,777
Lixil Corp.	12,915	301,118
Marubeni Corp.	152,033	1,008,229
Maruha Nichiro Corp.	5,456	122,675
Mazda Motor Corp.	41,747	296,669
Medipal Holdings Corp.	18,118	370,511
MEIJI Holdings Co., Ltd.	2,172	148,126
Mitsubishi Chemical Holdings Corp.	77,879	531,418
Mitsubishi Corp.	90,104	2,278,527
Mitsubishi Electric Corp.	46,253	704,431
Mitsubishi Heavy Industries Ltd.	13,145	376,414
Mitsubishi Materials Corp.	7,632	161,687
Mitsubishi Motors Corp.*	56,282	127,407
Mitsubishi UFJ Financial Group, Inc.	75,448	338,199
Mitsui & Co., Ltd.	55,966	1,035,180
Mitsui Chemicals, Inc.	9,795	280,392
Mitsui OSK Lines Ltd.	11,136	301,016
Mizuho Financial Group, Inc.	16,465	216,792
MS&AD Insurance Group Holdings, Inc.	8,297	238,065
Murata Manufacturing Co., Ltd.	4,782	459,267
NEC Corp.	12,288	669,006
NH Foods Ltd.	4,155	177,796
Nidec Corp.	2,935	388,268
Nippon Express Co., Ltd.	5,350	363,327
Nippon Paper Industries Co., Ltd.	9,699	118,302
Nippon Steel Corp.*	63,468	731,705
Nippon Telegraph & Telephone Corp.	75,088	1,877,648
Nippon Yusen K.K.	19,751	453,899
Nissan Motor Co., Ltd.*	200,700	1,020,034
Nitto Denko Corp.	3,092	279,681
Nomura Research Institute Ltd.	5,389	181,958
NTT Data Corp.	35,715	512,383
Obayashi Corp.	33,226	278,007
Oji Holdings Corp.	36,183	218,422
Olympus Corp.	9,327	168,331
Omron Corp.	2,737	241,558
Oriental Land Co., Ltd.	986	153,982
ORIX Corp.	10,882	174,100
Osaka Gas Co., Ltd.	8,432	155,681
Otsuka Corp.	3,783	190,424
Otsuka Holdings Co., Ltd.	4,913	209,387
PALTAC Corp.	2,837	147,683
Pan Pacific International Holdings Corp.	6,433	144,396
Panasonic Corp.	66,350	856,507
Persol Holdings Co., Ltd.	16,266	304,361
Rakuten, Inc.	28,478	279,897
Recruit Holdings Co., Ltd.	13,960	605,629
Renesas Electronics Corp.*	35,234	403,847
Ricoh Co., Ltd.	37,009	279,260
Secom Co., Ltd.	2,428	219,783
Seibu Holdings, Inc.	10,499	96,471
Seiko Epson Corp.	14,294	242,068
Sekisui Chemical Co., Ltd.	11,256	202,553
Sekisui House Ltd.(a)	7,618	146,910
Seven & i Holdings Co., Ltd.	23,702	896,735
SG Holdings Co., Ltd.	14,267	366,708
Sharp Corp.	15,995	332,137
Shimizu Corp.	30,825	216,992
Shin-Etsu Chemical Co., Ltd.	2,294	398,237
Ship Healthcare Holdings, Inc.	3,541	204,285
Shiseido Co., Ltd.	2,326	150,831
Showa Denko K.K.	6,850	163,374
SoftBank Group Corp.	29,684	2,298,848
Sojitz Corp.	96,563	223,203
Sompo Holdings, Inc.	5,425	215,922
Sony Corp.	9,689	930,077
Subaru Corp.	11,692	224,024
Sumitomo Chemical Co., Ltd.	92,404	435,123
Sumitomo Corp.	56,309	745,982
Sumitomo Electric Industries Ltd.	25,765	342,688
Sumitomo Forestry Co., Ltd.	12,531	242,613
Sumitomo Metal Mining Co., Ltd.	5,971	259,155
Sumitomo Mitsui Financial Group, Inc.	11,324	350,985
Suntory Beverage & Food Ltd.	4,088	142,716
Suzuken Co., Ltd.	7,034	272,102
Suzuki Motor Corp.	10,507	472,486
T&D Holdings, Inc.	14,266	165,286
Taiheiyo Cement Corp.	6,743	167,585
Taisei Corp.	8,193	264,896
Takeda Pharmaceutical Co., Ltd.	7,588	268,021
TDK Corp.	2,669	430,324
Teijin Ltd.	7,764	141,865
Toho Holdings Co., Ltd.	7,419	139,600
Tohoku Electric Power Co., Inc.	24,163	207,022
Tokio Marine Holdings, Inc.	5,307	260,192
Tokyo Electric Power Co. Holdings, Inc.*	169,312	648,494
Tokyo Electron Ltd.	1,108	421,314
Tokyo Gas Co., Ltd.	8,688	189,992
Tokyu Corp.	10,207	119,721
Toppan Printing Co., Ltd.	14,972	212,793
Toray Industries, Inc.	63,593	413,769
Toshiba Corp.	10,819	352,900
Tosoh Corp.	11,532	198,047
Toyota Boshoku Corp.	11,320	182,621
Toyota Industries Corp.	3,335	262,162
Toyota Motor Corp.	25,557	1,781,996
Toyota Tsusho Corp.	31,637	1,234,416
West Japan Railway Co.	3,100	164,631
Yamada Holdings Co., Ltd.	38,812	197,591

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Yamaha Motor Co., Ltd.	10,672	$234,449
Yamato Holdings Co., Ltd.	13,558	336,829
Yamazaki Baking Co., Ltd.	6,323	116,259
Z Holdings Corp.	61,672	383,127
Zensho Holdings Co., Ltd.	6,734	185,821

Total Japan		65,286,682

Luxembourg - 1.2%
ArcelorMittal SA*	111,161	2,436,563
RTL Group SA*	5,346	306,687

Total Luxembourg		2,743,250

Netherlands - 3.4%
Aegon NV	68,236	282,026
Akzo Nobel NV	2,588	263,606
ASML Holding NV	624	333,146
EXOR NV	13,858	1,033,399
Heineken Holding NV	4,760	419,840
Heineken NV(a)	4,362	455,430
ING Groep NV*	24,399	218,612
Koninklijke Ahold Delhaize NV	31,673	907,732
Koninklijke DSM NV	1,571	274,840
Koninklijke Philips NV*	8,143	444,737
NN Group NV	5,515	229,816
Randstad NV*	13,118	820,121
Royal Dutch Shell PLC, Class B	121,525	2,123,024
Wolters Kluwer NV	2,027	168,540

Total Netherlands		7,974,869

Norway - 0.9%
Equinor ASA	76,955	1,393,260
Norsk Hydro ASA	118,058	526,178
Telenor ASA	15,312	254,306

Total Norway		2,173,744

Portugal - 0.3%
EDP - Energias de Portugal SA	64,867	407,590
Galp Energia SGPS SA	19,403	195,276
Jeronimo Martins SGPS SA	12,684	207,647

Total Portugal		810,513

Singapore - 0.5%
Jardine Cycle & Carriage Ltd.	15,946	259,058
Oversea-Chinese Banking Corp., Ltd.	22,254	173,055
Sembcorp Industries Ltd.	109,946	136,697
Singapore Airlines Ltd.*	112,317	347,843
Singapore Telecommunications Ltd.	107,891	191,864

Total Singapore		1,108,517

Spain - 2.9%
Acciona SA	1,653	248,418
ACS Actividades de Construccion y Servicios SA	37,697	1,177,927
Amadeus IT Group SA*	3,176	202,727
Banco Bilbao Vizcaya Argentaria SA	54,508	249,457
Banco Santander SA*	226,809	665,454
Cia de Distribucion Integral Logista Holdings SA	10,312	194,686
Endesa SA	13,339	341,937
Iberdrola SA	55,769	757,826
Industria de Diseno Textil SA	16,807	500,057
Mapfre SA	91,510	168,320
Naturgy Energy Group SA	15,103	391,009
Repsol SA	72,090	711,342
Siemens Gamesa Renewable Energy SA	8,271	340,542
Telefonica SA	178,443	770,473

Total Spain		6,720,175

Sweden - 2.2%
Assa Abloy AB, B Shares	7,186	178,646
Atlas Copco AB, A Shares	4,330	236,705
Electrolux AB, Series B	10,986	269,950
Essity AB, B Shares	6,219	199,547
Hennes & Mauritz AB, B Shares*(a)	24,232	520,677
ICA Gruppen AB(a)	3,911	196,852
NCC AB, B Shares	10,245	172,543
Sandvik AB*	10,103	253,225
Securitas AB, B Shares	21,730	337,145
Skanska AB, B Shares	20,616	536,030
SKF AB, B Shares	9,759	268,736
SSAB AB, A Shares*	57,045	245,147
Telefonaktiebolaget LM Ericsson, B Shares	46,333	587,606
Telia Co. AB	44,682	196,845
Volvo AB, B Shares*	42,169	1,046,816

Total Sweden		5,246,470

Switzerland - 4.2%
ABB Ltd.	19,456	576,069
Adecco Group AG	12,246	768,679
Cie Financiere Richemont SA, Class A	2,567	239,156
Credit Suisse Group AG	22,804	301,328
Kuehne + Nagel International AG	2,209	504,325
LafargeHolcim Ltd.*	9,320	505,497
Nestle SA	18,653	2,097,624
Novartis AG	11,302	1,023,100
Roche Holding AG	5,093	1,758,448
Schindler Holding AG - Participating Certificate	613	162,277
Sika AG	785	213,898
STMicroelectronics NV	8,291	335,120
Swiss Life Holding AG	391	178,842
Swiss Re AG	2,963	261,994
Swisscom AG	346	188,791
UBS Group AG	26,796	387,813
Zurich Insurance Group AG	782	313,116

Total Switzerland		9,816,077

United Kingdom - 8.6%
Associated British Foods PLC*	11,668	339,196
AstraZeneca PLC	4,287	440,988
Aviva PLC	45,864	211,110
Babcock International Group PLC*	29,291	93,718
BAE Systems PLC	54,871	348,187
Balfour Beatty PLC*	58,507	216,280
Barclays PLC*	144,434	264,859
BP PLC	373,720	1,393,317
British American Tobacco PLC	15,366	560,748
BT Group PLC*	323,373	557,734
Bunzl PLC	10,080	325,284
Capita PLC*	331,503	159,418
Centrica PLC*	897,458	638,131
CK Hutchison Holdings Ltd.	67,203	465,421
Compass Group PLC*	38,744	697,229
Computacenter PLC	8,126	262,451
DCC PLC	3,310	250,718
Diageo PLC	7,601	307,808
Dixons Carphone PLC*	162,277	244,900
DS Smith PLC*	38,699	193,435
easyJet PLC	18,756	187,605
Experian PLC	4,580	160,753

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
G4S PLC*	178,482	$637,483
GlaxoSmithKline PLC	39,140	729,348
Hays PLC*	118,872	229,835
HSBC Holdings PLC*	65,024	341,761
Imperial Brands PLC	17,898	361,290
Inchcape PLC*	28,133	256,904
InterContinental Hotels Group PLC*	2,907	180,473
International Consolidated Airlines Group SA*	18,060	35,464
ITV PLC*	146,984	213,747
J Sainsbury PLC	145,292	487,615
John Wood Group PLC*	86,062	346,268
Johnson Matthey PLC	11,957	484,699
Kingfisher PLC*	103,165	393,407
Legal & General Group PLC	48,479	162,434
Lloyds Banking Group PLC*	528,131	239,326
Marks & Spencer Group PLC*	137,253	266,788
Mondi PLC	9,174	217,626
National Grid PLC	23,317	272,161
Natwest Group PLC*	95,056	192,664
Pearson PLC(a)	21,244	237,054
Petrofac Ltd.*	51,546	84,409
Prudential PLC	14,984	241,254
Reckitt Benckiser Group PLC	3,201	272,440
RELX PLC	10,718	266,763
Rolls-Royce Holdings PLC*	300,384	378,251
Royal Mail PLC*	125,252	695,896
SSE PLC	23,006	468,823
Standard Chartered PLC*	26,412	161,034
Tesco PLC	280,055	920,664
Travis Perkins PLC*	12,442	230,567
Vodafone Group PLC	441,888	757,530
Wm Morrison Supermarkets PLC(a)	113,050	278,579
WPP PLC	61,555	647,310

Total United Kingdom		20,009,157

United States - 1.6%
Ferguson PLC	5,225	610,016
Stellantis NV	200,686	3,054,982

Total United States		3,664,998

Total Common Stocks
(Cost $222,482,181)		228,733,049
Preferred Stocks — 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA, 2.12%	3,980	413,418
Schaeffler AG, 6.79%	31,811	252,559
Volkswagen AG, 3.04%	12,934	2,458,223

Total Germany		3,124,200

Total Preferred Stocks
(Cost $3,188,175)		3,124,200

Short-Term Investments — 4.0%
Money Market Funds — 4.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	8,199,125	8,199,125
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	1,075,209	1,075,209
Total Short-Term Investments
(Cost $9,274,334)		9,274,334

Total Investments — 103.3%
(Cost $234,944,690)		241,131,583
Other Assets and Liabilities, Net — (3.3)%		(7,613,851)
Net Assets — 100.0%		$233,517,732

		% of
Industry	Value	Net Assets
Industrials	$51,343,602	22.0%
Consumer Discretionary	37,487,701	16.0
Materials	28,096,801	12.0
Consumer Staples	22,377,017	9.6
Financials	20,769,676	8.9
Energy	16,603,088	7.1
Communication Services	16,358,415	7.0
Utilities	13,972,657	6.0
Health Care	12,573,270	5.4
Information Technology	12,275,022	5.3
Money Market Funds	9,274,334	4.0
Total Investments	$241,131,583	103.3%
Other Assets and Liabilities, Net	(7,613,851)	(3.3)
Total Net Assets	$233,517,732	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,730,039; total market value of collateral held by the Fund was $11,822,130. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,623,005.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$228,733,049	$–	$–	$228,733,049
Preferred Stocks	3,124,200	–	–	3,124,200
Short-Term Investments:
Money Market Funds	9,274,334	–	–	9,274,334
Total Investments in Securities	$241,131,583	$–	$–	$241,131,583

(d)	For a complete listing of investments and their countries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.